Contingent liabilities (Details) $ in Millions	12 Months Ended
Oct. 31, 2020 USD ($) Lawsuit Patent
Shareholder Litigation [Member]
Contingent liabilities [Abstract]
Number of class action lawsuits | Lawsuit	2
Liability recognized | $	$ 0
Number of lawsuits for which complaint is dismissed | Lawsuit	1
Patent Litigation [Member]
Contingent liabilities [Abstract]
Number of patents alleged under infringement lawsuit | Patent	3
Provision | $	$ 0